Inventories (Tables)	12 Months Ended
Dec. 31, 2025
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Disclosure Of Detailed Information About Inventory

	As of December 31, 2025	As of December 31, 2024
Crude oil stock (Note 6.2)	6,881	4,384
Materials and spare parts	2,575	2,082
Assigned crude oil stock	1	3

Total inventories	9,457	6,469